Financial Risk Management - Summary of Financial Instruments (Detail) - SEK (kr) kr in Billions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	kr 121.4	kr 107.6
Assets at amortized cost	0.2	0.6
Financial liabilities at FVTPL	(29.8)	(39.0)
Liabilities at amortized cost	(29.4)	(32.5)
Customer finance [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	1.1	4.5
Customer finance [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	1.1	4.5
Interest bearing liabilities [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	49.9	31.7
Interest bearing liabilities [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	45.4	30.4
Interest bearing liabilities [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	4.5	1.3
Cash equivalents [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	25.3	24.3
Cash equivalents [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		0.3
Cash equivalents [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	25.3	24.0
Other Financial Asset [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	1.9	2.7
Assets at amortized cost	0.1	0.3
Other Financial Asset [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss		0.8
Other Financial Asset [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	1.9	1.9
Trade receivables [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through OCI	40.3	44.2
Trade receivables [member] | Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through OCI	40.3	44.2
Interest bearing securities [member]
Disclosure Of Financial Instruments [Line Items]
Assets at amortized cost	0.1	0.3
Parent Company borrowings [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at designated FVTPL	29.6	35.7
Parent Company borrowings [member] | Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at designated FVTPL	18.8	19.7
Parent Company borrowings [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at designated FVTPL	10.8	16.0
Other current liabilities [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at FVTPL	(0.2)	(3.3)
Other current liabilities [member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Financial liabilities at FVTPL	(0.2)	(3.3)
Trade payables [member]
Disclosure Of Financial Instruments [Line Items]
Liabilities at amortized cost	(26.3)	(30.2)
Borrowings [member]
Disclosure Of Financial Instruments [Line Items]
Liabilities at amortized cost	(3.1)	(2.3)
Other Current Asset [Member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	2.9	0.2
Other Current Asset [Member] | Level 2 [member]
Disclosure Of Financial Instruments [Line Items]
Assets at fair value through profit or loss	kr 2.9	kr 0.2